Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We have a cybersecurity program for assessing, identifying, and managing internal and external risks from cybersecurity threats. This includes compliance with the Enterprise Information Security Policy (“EISP”) established by Brookfield as our cybersecurity program.
Key highlights of our cybersecurity program include a comprehensive policy framework, reviewed and updated annually; security awareness training for all employees, completed annually; technology risk assessments for critical information systems and applications, performed annually and following all changes to these systems; monthly vulnerability scans; quarterly technology risk assessments and the use of software to protect the confidentiality, integrity and availability of our systems, including the use of anti-malware applications and the use of programs that log, monitor and audit system activities. The policies, standards, and guidance are structured to help our company respond effectively to the dynamically changing environment of cybersecurity threats, cybersecurity risks, technologies, laws, and regulations. Our company modifies its policies, standards, and guidance as needed to adjust to this changing environment.
In addition, all employees regularly undergo mandatory continuing cybersecurity and data protection training. Employees in higher-risk functions receive additional training and cybersecurity awareness education. The policies, standards, and guidance are structured to help our company respond effectively to the dynamically changing environment of cybersecurity threats, cybersecurity risks, technologies, laws, and regulations. Our company modifies its policies, standards, and guidance as needed to adjust to this changing environment.
We may engage third parties to conduct risk assessments. We have policies and processes to govern third-party access and reduce the risks associated with such access. For example, all third-party access must be authorized and have a legitimate business need. Prior to authorization and granting access, the terms and conditions of such access must be agreed to as part of a formal agreement or contract. In addition, all authorized third-party access must be limited, monitored and controlled as appropriate.
Our systems face cybersecurity risks, and we have in the past experienced threats to and breaches of our data and systems. However, to date, these incidents have not had a material impact on our business, results of operations or financial condition. We can provide no assurance that we will not experience any material cybersecurity threats or incidents in the future. See Item 3.D “Risk Factors — Risks Relating to Our Operating Subsidiaries and Industry — Failure to maintain the security of our information and technology systems could have an adverse effect on our business”.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We have a cybersecurity program for assessing, identifying, and managing internal and external risks from cybersecurity threats. This includes compliance with the Enterprise Information Security Policy (“EISP”) established by Brookfield as our cybersecurity program.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity at BWS is overseen by its Board, Audit Committee and management, as well as by Brookfield. Data privacy and cybersecurity are one element of our comprehensive approach to strong corporate governance and risk management practices, which also focuses on corporate governance ethics; our board of directors; ethical business conduct.
Pursuant to the EISP, Brookfield’s executive management appointed a Chief Information Security Officer (the “CISO”), who works closely with Brookfield’s senior management, legal counsel and external counsel to develop and monitor Brookfield’s data protection, privacy and cybersecurity program and policies, including such policies that apply to our company. The CISO provides periodic reports to the Brookfield Audit Committee, which subsequently reports to the Brookfield Board of Directors about data protection and cybersecurity risks and issues.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Cybersecurity at BWS is overseen by its Board, Audit Committee and management, as well as by Brookfield.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The CISO provides periodic reports to the Brookfield Audit Committee, which subsequently reports to the Brookfield Board of Directors about data protection and cybersecurity risks and issues.
Cybersecurity Risk Role of Management [Text Block]
Pursuant to the EISP, Brookfield’s executive management appointed a Chief Information Security Officer (the “CISO”), who works closely with Brookfield’s senior management, legal counsel and external counsel to develop and monitor Brookfield’s data protection, privacy and cybersecurity program and policies, including such policies that apply to our company. The CISO provides periodic reports to the Brookfield Audit Committee, which subsequently reports to the Brookfield Board of Directors about data protection and cybersecurity risks and issues.
In addition, Brookfield has established an Advisory Committee, led by the CISO and composed of representatives from Brookfield operating business, including our company. The Advisory Committee meets quarterly to discuss cybersecurity risks, emerging technologies and associated risks, and security initiatives at Brookfield and its operating business.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Pursuant to the EISP, Brookfield’s executive management appointed a Chief Information Security Officer (the “CISO”), who works closely with Brookfield’s senior management, legal counsel and external counsel to develop and monitor Brookfield’s data protection, privacy and cybersecurity program and policies, including such policies that apply to our company.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The CISO and other members of the Advisory Committee are selected from among Brookfield’s Technology Services group and have relevant experience and training in cybersecurity. The CISO has over twenty years of experience in cybersecurity oversight and the remaining Advisory Committee members have an average of approximately seven years of cybersecurity experience.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The CISO provides periodic reports to the Brookfield Audit Committee, which subsequently reports to the Brookfield Board of Directors about data protection and cybersecurity risks and issues.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true